Revenues (Tables)	12 Months Ended
Dec. 31, 2017
Revenue [abstract]
Schedule of Composition of Revenues By Type
	Year ended December 31,
	2015	2016	2017
	NIS millions	NIS millions	NIS millions
Revenues from equipment	1,048	994	952

Revenues from services:
Cellular services	2,121	2,025	1,777
Land-line communications services	866	871	1,004
Other services	145	137	138
Total revenues from services	3,132	3,033	2,919
Total revenues	4,180	4,027	3,871